Consolidated Statements of Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES
Consulting		$ 441,021	$ 660,914
Depreciation		9,059	8,114
Foreign exchange (gain) loss		(17,650)	3,600
Office and administrative		189,813	201,327
Investor relations		121,126	617,053
Professional fees		445,158	605,099
Rent		20,898	181,666
Research and development		123,915	1,111,562
Share-based compensation		571,210	401,869
Shareholder and regulatory		337,878	95,037
Travel and entertainment		13,426	189,937
Wages and salaries		1,071,867	1,042,968
Operating loss		(3,327,721)	(5,119,146)
OTHER INCOME
SR&ED tax incentive income		(106,195)
Net loss		(3,221,526)	(5,119,146)
Dividend paid to preferred shareholders		948,064	488,416
Net loss attributable to common shareholders		(4,169,590)	(5,607,562)
Other comprehensive income (loss)
Foreign currency translation		(45,856)	154,010
Comprehensive loss attributable to common shareholders		$ (4,215,446)	$ (5,453,552)
Basic and diluted net loss attributed to common share*	[1]	$ (0.53)	$ (0.67)
Weighted average number of common shares outstanding - basic and diluted*	[1]	7,907,233	8,331,330

[1]	reflects the 1:4.75 reverse stock split effected on November 29, 2020.